Share capital and other reserves - History (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Share capital
Exercise of subscription rights	€ 1,770,000
Aggregate number of shares after transaction	65,897,071	65,897,071	65,897,071
Aggregate share capital after transaction	€ 356,445,000	€ 356,445,000	€ 356,445,000
Par value per share		€ 5.41